Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 4,353,919	$ 4,332,947
General and administrative expenses—related party	83,500	78,000
Franchise tax expenses	238,894	209,995
Loss from operations	(4,676,313)	(4,620,942)
Offering costs associated with derivative warrant liabilities		(1,413,340)
Change in fair value of derivative warrant liabilities	9,800,000	23,933,330
Change in fair value of working capital loan - related party	689,630	0
Income from investments held in Trust Account	5,683,750	23,684
Net icome before income taxes	11,497,067	17,922,732
Income tax expense	(1,055,679)
Net income (loss)	$ 10,441,388	$ 17,922,732
Common Class A [Member]
Weighted average shares outstanding, Basic	39,824,375	36,602,740
Weighted average shares outstanding, Diluted	39,824,375	36,602,740
Basic net income per share	$ 0.21	$ 0.39
Diluted net income per share	$ 0.21	$ 0.39
Common Class F [Member]
Weighted average shares outstanding, Basic	10,000,000	9,893,836
Weighted average shares outstanding, Diluted	10,000,000	9,893,836
Basic net income per share	$ 0.21	$ 0.39
Diluted net income per share	$ 0.21	$ 0.39